JPMorgan Active Small Cap Value ETF
Schedule of Portfolio Investments as of March 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Active Small Cap Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 97.4%
Aerospace & Defense — 1.6%
Cadre Holdings, Inc.	4,588	135,851
Moog, Inc., Class A	1,138	197,272
		333,123
Automobile Components — 1.1%
Dorman Products, Inc. *	690	83,172
Patrick Industries, Inc.	1,771	149,756
		232,928
Banks — 19.5%
Associated Banc-Corp.	2,287	51,526
BancFirst Corp.	2,013	221,168
Camden National Corp.	6,322	255,851
City Holding Co.	942	110,657
Columbia Banking System, Inc.	9,235	230,321
First Busey Corp.	8,928	192,845
First Commonwealth Financial Corp.	11,868	184,429
First Merchants Corp.	5,672	229,376
Heritage Commerce Corp.	12,023	114,459
Independent Bank Corp.	8,658	266,580
NBT Bancorp, Inc.	4,810	206,349
Old National Bancorp	15,923	337,408
Provident Financial Services, Inc.	16,515	283,563
QCR Holdings, Inc.	3,025	215,743
Simmons First National Corp., Class A	12,482	256,255
SouthState Corp.	3,511	325,891
TriCo Bancshares	3,985	159,280
WesBanco, Inc.	6,839	211,735
WSFS Financial Corp.	3,596	186,525
		4,039,961
Beverages — 1.6%
Primo Brands Corp.	9,584	340,136
Building Products — 3.0%
AZZ, Inc.	2,258	188,791
Hayward Holdings, Inc. *	17,651	245,702
UFP Industries, Inc.	1,698	181,754
		616,247
Capital Markets — 3.1%
Donnelley Financial Solutions, Inc. *	5,023	219,555
Hamilton Lane, Inc., Class A	1,677	249,320
Virtus Investment Partners, Inc.	962	165,810
		634,685
Chemicals — 4.1%
Avient Corp.	3,601	133,813
Hawkins, Inc.	879	93,104
HB Fuller Co.	4,279	240,137

JPMorgan Active Small Cap Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Chemicals — continued
Innospec, Inc.	1,935	183,341
Quaker Chemical Corp.	1,580	195,304
		845,699
Diversified Consumer Services — 0.9%
Graham Holdings Co., Class B	200	192,172
Diversified REITs — 1.0%
Essential Properties Realty Trust, Inc.	6,312	206,024
Diversified Telecommunication Services — 0.9%
Iridium Communications, Inc.	6,779	185,202
Electric Utilities — 1.5%
IDACORP, Inc.	1,216	141,323
Portland General Electric Co.	4,033	179,872
		321,195
Electronic Equipment, Instruments & Components — 4.1%
Ingram Micro Holding Corp.	4,603	81,657
Knowles Corp. *	7,887	119,882
Napco Security Technologies, Inc.	3,122	71,869
Sanmina Corp. *	2,907	221,455
ScanSource, Inc. *	6,026	204,944
TTM Technologies, Inc. *	7,186	147,385
		847,192
Energy Equipment & Services — 2.4%
Aris Water Solutions, Inc., Class A	5,565	178,303
Cactus, Inc., Class A	1,073	49,175
ChampionX Corp.	6,981	208,034
Weatherford International plc	1,297	69,454
		504,966
Financial Services — 2.4%
PennyMac Financial Services, Inc.	2,253	225,548
Radian Group, Inc.	8,561	283,112
		508,660
Food Products — 1.1%
Dole plc	8,699	125,701
Flowers Foods, Inc.	5,335	101,418
		227,119
Gas Utilities — 2.9%
Chesapeake Utilities Corp.	2,080	267,135
ONE Gas, Inc.	3,256	246,121
Southwest Gas Holdings, Inc.	1,164	83,575
		596,831
Ground Transportation — 0.9%
Marten Transport Ltd.	14,090	193,315

JPMorgan Active Small Cap Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Equipment & Supplies — 2.6%
ICU Medical, Inc. *	1,011	140,388
Inmode Ltd. *	8,099	143,676
LivaNova plc *	4,224	165,919
Utah Medical Products, Inc.	1,604	89,888
		539,871
Health Care Providers & Services — 4.6%
Concentra Group Holdings Parent, Inc.	7,358	159,669
Encompass Health Corp.	3,131	317,108
Ensign Group, Inc. (The)	1,548	200,311
Patterson Cos., Inc.	9,085	283,815
		960,903
Health Care REITs — 0.6%
Sabra Health Care REIT, Inc.	7,262	126,867
Hotel & Resort REITs — 0.9%
RLJ Lodging Trust	9,044	71,357
Sunstone Hotel Investors, Inc.	12,290	115,649
		187,006
Hotels, Restaurants & Leisure — 0.1%
Bloomin' Brands, Inc.	3,978	28,522
Household Durables — 1.9%
La-Z-Boy, Inc.	3,256	127,277
M/I Homes, Inc. *	1,468	167,617
Meritage Homes Corp.	1,415	100,295
		395,189
Household Products — 0.4%
Reynolds Consumer Products, Inc.	3,086	73,632
Industrial REITs — 1.3%
Plymouth Industrial REIT, Inc.	6,882	112,177
Terreno Realty Corp.	2,480	156,785
		268,962
Insurance — 3.3%
Safety Insurance Group, Inc.	3,521	277,737
Selective Insurance Group, Inc.	4,358	398,931
		676,668
Interactive Media & Services — 1.2%
IAC, Inc. *	5,455	250,603
Leisure Products — 0.6%
YETI Holdings, Inc. *	3,530	116,843
Life Sciences Tools & Services — 0.1%
Fortrea Holdings, Inc. *	3,252	24,553
Machinery — 4.4%
Atmus Filtration Technologies, Inc.	4,179	153,495
Enpro, Inc.	1,106	178,940

JPMorgan Active Small Cap Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Machinery — continued
Kadant, Inc.	485	163,401
Mueller Industries, Inc.	2,193	166,975
Tennant Co.	1,763	140,599
Toro Co. (The)	1,397	101,632
		905,042
Media — 0.7%
John Wiley & Sons, Inc., Class A	3,204	142,770
Multi-Utilities — 1.0%
Unitil Corp.	3,457	199,434
Office REITs — 1.7%
COPT Defense Properties	6,362	173,492
Highwoods Properties, Inc.	6,049	179,292
		352,784
Oil, Gas & Consumable Fuels — 3.5%
Chord Energy Corp.	1,609	181,366
CNX Resources Corp. *	5,918	186,299
Magnolia Oil & Gas Corp., Class A	7,451	188,212
Matador Resources Co.	3,289	168,035
		723,912
Personal Care Products — 1.5%
Edgewell Personal Care Co.	4,845	151,213
Interparfums, Inc.	1,352	153,952
		305,165
Pharmaceuticals — 1.0%
Prestige Consumer Healthcare, Inc. *	2,393	205,726
Residential REITs — 1.6%
Centerspace	2,095	135,651
Independence Realty Trust, Inc.	9,275	196,909
		332,560
Retail REITs — 2.5%
Agree Realty Corp.	2,544	196,372
Kite Realty Group Trust	9,111	203,813
Tanger, Inc.	3,680	124,347
		524,532
Semiconductors & Semiconductor Equipment — 1.3%
Diodes, Inc. *	3,309	142,850
Synaptics, Inc. *	1,964	125,146
		267,996
Specialized REITs — 0.6%
Rayonier, Inc.	4,680	130,478

JPMorgan Active Small Cap Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialty Retail — 2.2%
Group 1 Automotive, Inc.	782	298,685
Urban Outfitters, Inc. *	2,936	153,846
		452,531
Textiles, Apparel & Luxury Goods — 2.0%
Carter's, Inc.	2,349	96,074
Kontoor Brands, Inc.	3,128	200,599
Steven Madden Ltd.	4,714	125,581
		422,254
Trading Companies & Distributors — 2.8%
Applied Industrial Technologies, Inc.	854	192,440
Beacon Roofing Supply, Inc. *	1,644	203,363
McGrath RentCorp	1,716	191,163
		586,966
Water Utilities — 0.9%
American States Water Co.	2,387	187,809
Total Common Stocks (Cost $19,912,418)		20,215,033
Short-Term Investments — 2.5%
Investment Companies — 2.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (a) (b) (Cost $528,506)	528,506	528,506
Total Investments — 99.9% (Cost $20,440,924)		20,743,539
Other Assets in Excess of Liabilities — 0.1%		17,580
NET ASSETS — 100.0%		20,761,119

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2025.

JPMorgan Active Small Cap Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$20,743,539	$—	$—	$20,743,539

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Active Small Cap Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2025	Shares at March 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (a) (b)	$—	$62,400	$62,400	$—	$—	$—	—	$9	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (a) (b)	308,189	2,719,121	2,498,804	—	—	528,506	528,506	18,290	—
Total	$308,189	$2,781,521	$2,561,204	$—	$—	$528,506		$18,299	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2025.